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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/12
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cain Brothers Asset Management, LLC
                 -----------------------------------
   Address:      360 Madison Ave., 5th Floor
                 -----------------------------------
                 New York, NY 10017
                 -----------------------------------

Form 13F File Number: 28-14424
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charity A. Davidenko
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   212-981-6937
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Charity A. Davidenko          New York, NY         8/6/2012
   -------------------------------    -----------------   --------------
            [Signature]                 [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                        --------------------

Form 13F Information Table Entry Total:    20
                                        --------------------

Form 13F Information Table Value Total:  283227
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES SILVER TRUST ISHARES   Equity           46428Q109      799    30000 SH  CALL Sole                    25500              4500
ISHARES SILVER TRUST ISHARES   Equity           46428Q109    14905   559500 SH  CALL Sole                   492000             67500
ISHARES TR MSCI EAFE INDEX     Equity           464287465     7492   150000 SH  CALL Sole                   150000
ISHARES TR MSCI EAFE INDEX     Equity           464287465     6917   138500 SH  CALL Sole                   138500
ISHARES TR MSCI EAFE INDEX     Equity           464287465     8915   178500 SH  CALL Sole                   178500
ISHARES TR MSCI EAFE INDEX     Equity           464287465     3122    62500 SH  CALL Sole                    62500
ISHARES TR MSCI EAFE INDEX     Equity           464287465     3496    70000 SH  CALL Sole                    70000
ISHARES TR MSCI EAFE INDEX     Equity           464287465     1823    36500 SH  CALL Sole                    36500
ISHARES TR MSCI EMERG MKT      Equity           464287234     5349   136500 SH  CALL Sole                    50000             86500
ISHARES TR MSCI EMERG MKT      Equity           464287234     1666    42500 SH  CALL Sole                    42500
ISHARES TR MSCI EMERG MKT      Equity           464287234     1666    42500 SH  CALL Sole                    42500
ISHARES TR MSCI EMERG MKT      Equity           464287234     3331    85000 SH  CALL Sole                    85000
ISHARES TR MSCI EMERG MKT      Equity           464287234    31881   813500 SH  CALL Sole                   813500
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    18921   295000 SH  CALL Sole                   278000             17000
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    44898   700000 SH  CALL Sole                   651000             49000
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    69752  1087500 SH  CALL Sole                   959000            128500
POWERSHARES QQQ TRUST UNIT SER Equity           73935A104    13950   217500 SH  CALL Sole                   192000             25500
SELECT SECTOR SPDR TR SBI INT- Equity           81369Y704    34116   955500 SH  CALL Sole                   883500             72000
UNITED STATES OIL FUND LP UNIT Equity           91232N108     4779   150000 SH  CALL Sole                   132000             18000
UNITED STATES OIL FUND LP UNIT Equity           91232N108     5448   171000 SH  CALL Sole                   150500             20500


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